Assets Held for Sale Assets Held For Sale (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Assets Held for Sale [Line Items]
Document Period End Date	Sep. 30, 2019
Assets Held For Sale, non-current	$ 36,939		$ 0
Proceeds from Sale of Property, Plant, and Equipment	47,302	$ 0
Write-off of deferred financing costs	$ 446	$ 0
Kamsarmax
Assets Held for Sale [Line Items]
Vessels sold	2
Proceeds from Sale of Property, Plant, and Equipment	$ 48,000
KamsarmaxMember [Domain]
Assets Held for Sale [Line Items]
Gain (Loss) on Disposition of Assets	7,400
Ultramax pool [Member]
Assets Held for Sale [Line Items]
Gain (Loss) on Disposition of Assets	$ 4,700